Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Description of Business and Summary of Significant Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) consisted of the following at December 31, 2014 and 2013:

	2014	2013
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$(457)	$(457)
Unrealized gains on available for sale securities without OTTI	732	65
Tax impact	(110)	157
	$165	$(235)

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2014 and 2013:

	2014	2013
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$9,273	$8,461
Average common shares outstanding	5,991,226	5,964,018
Basic earnings per common share	$1.55	$1.42

Diluted earnings per common share
Net income available to common shareholders	9,273	8,461
Dividend on Preferred Series B	1,200	—
Net income available to common shareholders pre dividend on Preferred Series B	$10,473	$8,461
Average common shares outstanding	5,991,226	5,964,018
Dilutive potential common shares	1,935,633	1,645
Total diluted average common shares outstanding	7,926,859	5,965,663
Diluted earnings per common share	$1.32	$1.42